Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	HOTCHKIS & WILEY FUNDS /DE/
Central Index Key	dei_EntityCentralIndexKey	0001145022
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2012
Hotchkis and Wiley Diversified Value Fund (Prospectus Summary) | Hotchkis and Wiley Diversified Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWCIX
Hotchkis and Wiley Diversified Value Fund (Prospectus Summary) | Hotchkis and Wiley Diversified Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWCAX
Hotchkis and Wiley Diversified Value Fund (Prospectus Summary) | Hotchkis and Wiley Diversified Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWCCX
Hotchkis and Wiley Large Cap Value Fund (Prospectus Summary) | Hotchkis and Wiley Large Cap Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWLIX
Hotchkis and Wiley Large Cap Value Fund (Prospectus Summary) | Hotchkis and Wiley Large Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWLAX
Hotchkis and Wiley Large Cap Value Fund (Prospectus Summary) | Hotchkis and Wiley Large Cap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWLCX
Hotchkis and Wiley Large Cap Value Fund (Prospectus Summary) | Hotchkis and Wiley Large Cap Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWLRX
Hotchkis and Wiley Mid-Cap Value Fund (Prospectus Summary) | Hotchkis and Wiley Mid-Cap Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWMIX
Hotchkis and Wiley Mid-Cap Value Fund (Prospectus Summary) | Hotchkis and Wiley Mid-Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWMAX
Hotchkis and Wiley Mid-Cap Value Fund (Prospectus Summary) | Hotchkis and Wiley Mid-Cap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWMCX
Hotchkis and Wiley Mid-Cap Value Fund (Prospectus Summary) | Hotchkis and Wiley Mid-Cap Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWMRX
Hotchkis and Wiley Small Cap Value Fund (Prospectus Summary) | Hotchkis and Wiley Small Cap Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWSIX
Hotchkis and Wiley Small Cap Value Fund (Prospectus Summary) | Hotchkis and Wiley Small Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWSAX
Hotchkis and Wiley Small Cap Value Fund (Prospectus Summary) | Hotchkis and Wiley Small Cap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWSCX
Hotchkis and Wiley Value Opportunities Fund (Prospectus Summary) | Hotchkis and Wiley Value Opportunities Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWAIX
Hotchkis and Wiley Value Opportunities Fund (Prospectus Summary) | Hotchkis and Wiley Value Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWAAX
Hotchkis and Wiley Value Opportunities Fund (Prospectus Summary) | Hotchkis and Wiley Value Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWACX
Hotchkis and Wiley Capital Income Fund (Prospectus Summary) | Hotchkis and Wiley Capital Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWIIX
Hotchkis and Wiley Capital Income Fund (Prospectus Summary) | Hotchkis and Wiley Capital Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWIAX
Hotchkis and Wiley Capital Income Fund (Prospectus Summary) | Hotchkis and Wiley Capital Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	(not currenlty offered)
Hotchkis and Wiley High Yield Fund (Prospectus Summary) | Hotchkis and Wiley High Yield Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWHIX
Hotchkis and Wiley High Yield Fund (Prospectus Summary) | Hotchkis and Wiley High Yield Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWHAX
Hotchkis and Wiley High Yield Fund (Prospectus Summary) | Hotchkis and Wiley High Yield Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	(not currently offered)